Retail | Fidelity Advisor Mortgage Securities Fund
Fund Summary Fund/Class: Fidelity Advisor® Mortgage Securities Fund/Fidelity® Mortgage Securities Fund
Investment Objective
The fund seeks a high level of current income, consistent with prudent investment risk. In seeking current income, the fund may also consider the potential for capital gain.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Advisor Mortgage Securities Fund Fidelity Mortgage Securities Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Retail Fidelity Advisor Mortgage Securities Fund Fidelity Mortgage Securities Fund
Management fee	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Retail Fidelity Advisor Mortgage Securities Fund Fidelity Mortgage Securities Fund
1 year	46
3 years	144
5 years	252
10 years	567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 398% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade mortgage-related securities (those of medium and high quality) and repurchase agreements for those securities.
  Investing in U.S. Government securities and instruments related to U.S. Government securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Managing the fund to have similar overall interest rate risk to the Barclays® U.S. MBS Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Investing in lower-quality debt securities.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.48%	September 30, 2006
Lowest Quarter Return	-2.42%	June 30, 2013
Year-to-Date Return	4.53%	September 30, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2013
Average Annual Total Returns Retail Fidelity Advisor Mortgage Securities Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities Fund Return Before Taxes	(1.80%)	5.08%	3.79%
Fidelity Mortgage Securities Fund Return After Taxes on Distributions	(2.59%)	3.85%	2.35%
Fidelity Mortgage Securities Fund Return After Taxes on Distributions and Sale of Fund Shares	(1.02%)	3.48%	2.39%
Barclays® U.S. MBS Index (reflects no deduction for fees, expenses, or taxes)	(1.41%)	3.69%	4.61%